Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Cybersecurity Risk ManagementCybersecurity risk management is an integral part of our overall security management practices. Over the years, we have developed a set of internal rules and processes for handling cybersecurity threats and incidents and facilitated coordination across different functions and business units within our company. These rules and processes cover, among other things, steps for assessing the severity of a cybersecurity threat, identifying its source, implementing protective measures, and keeping the management and our board of directors informed of material cybersecurity threats and incidents. Depending on our needs, we either collaborate with third-party security experts for risk assessment and system enhancements or rely on our in-house teams for these critical assessments.

Our senior executive officers oversee a specialized internal cybersecurity panel responsible for the oversight of risks from cybersecurity threats. This panel plays a crucial role in managing our cybersecurity efforts, including identifying and assessing risks, and developing strategies to address and lessen these risks. Members of this panel regularly receive detailed reports from the personnel focused on cybersecurity to guide their decisions in preventing, detecting, and managing security incidents. Our cybersecurity panel and personnel are highly skilled in information systems security and management. Members of our cybersecurity panel are experienced information systems security professionals and most of them are information security managers with more than 5 years of relevant experience. Some of the cybersecurity team members have obtained relevant certifications, such as the Certified Information Security Professional (CISP). Our dedicated cybersecurity personnel regularly update our cybersecurity panel, management and the board of directors on our overall cybersecurity practices, material cybersecurity risks and mitigation strategies, and provide cybersecurity reports periodically that cover, among other topics, external evaluations of our cybersecurity strategies, developments in cybersecurity and updates to our cybersecurity practices and mitigation strategies.

In 2025, we did not identify any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition. However, despite our efforts, we cannot eliminate all risks from cybersecurity threats, or provide assurances that we have not experienced an undetected cybersecurity incident. For more information about these risks, please see “Item 3. Key Information—3.D. Risk Factors—Risks Related to Our Business and Industry—Concerns about the collection, use and disclosure of personal data and other privacy-related and security matters could deter customers and users from using our services and adversely affect our reputation and business” on page 43 of this annual report.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Cybersecurity risk management is an integral part of our overall security management practices. Over the years, we have developed a set of internal rules and processes for handling cybersecurity threats and incidents and facilitated coordination across different functions and business units within our company. These rules and processes cover, among other things, steps for assessing the severity of a cybersecurity threat, identifying its source, implementing protective measures, and keeping the management and our board of directors informed of material cybersecurity threats and incidents. Depending on our needs, we either collaborate with third-party security experts for risk assessment and system enhancements or rely on our in-house teams for these critical assessments.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our dedicated cybersecurity personnel regularly update our cybersecurity panel, management and the board of directors on our overall cybersecurity practices, material cybersecurity risks and mitigation strategies, and provide cybersecurity reports periodically that cover, among other topics, external evaluations of our cybersecurity strategies, developments in cybersecurity and updates to our cybersecurity practices and mitigation strategies.
Cybersecurity Risk Role of Management [Text Block]	Our senior executive officers oversee a specialized internal cybersecurity panel responsible for the oversight of risks from cybersecurity threats. This panel plays a crucial role in managing our cybersecurity efforts, including identifying and assessing risks, and developing strategies to address and lessen these risks. Members of this panel regularly receive detailed reports from the personnel focused on cybersecurity to guide their decisions in preventing, detecting, and managing security incidents. Our cybersecurity panel and personnel are highly skilled in information systems security and management. Members of our cybersecurity panel are experienced information systems security professionals and most of them are information security managers with more than 5 years of relevant experience. Some of the cybersecurity team members have obtained relevant certifications, such as the Certified Information Security Professional (CISP). Our dedicated cybersecurity personnel regularly update our cybersecurity panel, management and the board of directors on our overall cybersecurity practices, material cybersecurity risks and mitigation strategies, and provide cybersecurity reports periodically that cover, among other topics, external evaluations of our cybersecurity strategies, developments in cybersecurity and updates to our cybersecurity practices and mitigation strategies.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	senior executive officers
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our cybersecurity panel and personnel are highly skilled in information systems security and management. Members of our cybersecurity panel are experienced information systems security professionals and most of them are information security managers with more than 5 years of relevant experience. Some of the cybersecurity team members have obtained relevant certifications, such as the Certified Information Security Professional (CISP).
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Members of this panel regularly receive detailed reports from the personnel focused on cybersecurity to guide their decisions in preventing, detecting, and managing security incidents.